Accounts receivable	12 Months Ended
Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable	Accounts receivableAccounts receivable as of December 31, 2021 include unbilled revenue of $102,693 (December 31, 2020 - $91,538) from the Company’s regulated utilities. Accounts receivable as of December 31, 2021 are presented net of allowance for doubtful accounts of $19,327 (December 31, 2020 - $19,628).